NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Changes in the allowance for doubtful accounts
Balance, beginning of period	$ 468	$ 203	$ 203
Add: bad debt expense	521	63	285	203
Less: write-offs, net of recoveries	19	224	(20)
Balance, end of period	$ 1,008	$ 490	$ 468	$ 203
Cash | Credit concentration
Concentration of credit risk
Number of financial institutions where a significant portion of cash is held	1
Accounts receivable | Credit concentration
Concentration of credit risk
Number of customers	0		1	0
Revenue | Credit concentration
Concentration of credit risk
Number of customers	0		0	0